Commitments and Contingencies (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Hotel Service [Member]
Commitments and Contingencies [Line Items]
Purchase amounts of hotel service	¥ 37,356